Revenues from Contracts with Customers - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue From Contract With Customers [Line Items]
Contract liabilities decrease due to deconsolidation of contract liabilities		¥ 14,342
Revenue included in contract liabilities	¥ 30,367	¥ 31,908
Revenue remaining performance obligation	¥ 140,885
Automobile Services [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-03-31
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period	10 years
Maximum
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction, period	Remaining term for the obligations ranges up to 14 years.